UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05983

The New Germany Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 89.4%
	COMMON STOCKS – 81.3%
	AEROSPACE & DEFENSE – 4.8%
174,084	MTU Aero Engines Holding	$14,000,073
	AUTO COMPONENTS – 6.9%
180,000	Continental*	16,963,993
120,000	ElringKlinger	3,430,992
		20,394,985
	CHEMICALS – 9.4%
247,760	Lanxess	20,449,805
255,000	Symrise	7,368,962
		27,818,767
	COMPUTERS & PERIPHERALS – 2.1%
127,727	Wincor Nixdorf	6,274,769
	CONSTRUCTION & ENGINEERING – 5.3%
108,181	Bilfinger Berger	10,146,473
91,567	Hochtief	5,547,040
		15,693,513
	ELECTRICAL EQUIPMENT – 0.9%
60,686	SGL Carbon*†	2,775,610
	FOOD PRODUCTS – 3.2%
9,000	KWS Saat	2,025,516
230,000	Suedzucker	7,312,697
		9,338,213
	HEALTH CARE PROVIDERS & SERVICES – 0.5%
80,000	Celesio	1,445,693
	HOUSEHOLD DURABLES – 0.3%
118,886	Loewe*†	838,307
	INDUSTRIAL CONGLOMERATES – 1.7%
82,583	Rheinmetall	4,882,375
	INSURANCE – 4.4%
220,000	Hannover Rueckversicherung	13,049,062
	INTERNET SOFTWARE & SERVICES – 2.5%
395,966	United Internet	7,450,861
	IT SERVICES – 1.1%
70,000	Bechtle	3,113,515
	LIFE SCIENCES TOOLS & SERVICES – 1.0%
70,000	Gerresheimer	3,057,583

Shares	Description	Value(a)
	MACHINERY – 8.7%
473,046	GEA Group	$16,290,645
200,000	Gildemeister*	3,911,203
298,963	MAX Automation	1,749,379
17,714	Pfeiffer Vacuum Technology	2,003,948
440,000	Singulus Technologies*†	1,575,028
		25,530,203
	MEDIA – 4.3%
130,000	Axel Springer	6,556,092
100,000	Kabel Deutschland Holding*	6,167,103
		12,723,195
	METALS & MINING – 4.3%
140,000	Aurubis	7,380,148
95,000	Salzgitter	5,198,990
		12,579,138
	PROFESSIONAL SERVICES – 0.9%
35,000	Bertrandt	2,633,437
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.6%
202,041	Deutsche Euroshop	7,116,584
381,818	TAG Immobilien*†	3,551,642
		10,668,226
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
210,000	Aixtron†	3,652,321
130,000	Dialog Semiconductor*	3,170,711
		6,823,032
	SOFTWARE – 4.0%
160,000	PSI	3,589,198
220,000	Software	8,226,710
		11,815,908
	SPECIALTY RETAIL – 2.4%
50,000	Fielmann†	4,800,113
120,000	Tom Tailor Holding*	2,134,981
		6,935,094
	TEXTILES, APPAREL & LUXURY GOODS – 0.7%
5,647	Puma	2,013,885
	THRIFTS & MORTGAGE FINANCE – 0.7%
100,000	Aareal Bank*	2,016,860

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 89.4% (continued)
	TRADING COMPANIES & DISTRIBUTORS – 2.3%
55,000	Brenntag	$6,725,218
	TRANSPORTATION INFRASTRUCTURE – 3.0%
140,000	Fraport	8,753,264
	Total Common Stocks (cost $175,267,052)	239,350,786
	PREFERRED STOCKS – 8.1%
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%
30,000	Draegerwerk (cost $3,429,764)	3,355,884
62,632	Sartorius (cost $691,434)	3,963,919
		7,319,803
	MACHINERY – 1.1%
95,000	Jungheinrich (cost $3,195,087)	3,106,490
	MEDIA – 2.6%
295,000	ProSiebenSat.1 Media (cost $6,955,308)	7,570,248
	TEXTILES, APPAREL & LUXURY GOODS – 1.9%
50,000	Hugo Boss (cost $4,218,358)	5,754,276
	Total Preferred Stocks (cost $18,489,951)	23,750,817
	Total Investments in Germany (cost $193,757,003)	263,101,603
INVESTMENTS IN NETHERLANDS – 10.0%
	AEROSPACE & DEFENSE – 9.3%
669,645	EADS	27,381,683
	LIFE SCIENCES TOOLS & SERVICES – 0.7%
125,887	QIAGEN*	1,957,240
	Total Investments in Netherlands (cost $17,490,456)	29,338,923
	Total Investments in Common and Preferred Stocks – 99.4% (cost $211,247,459)	292,440,526

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 2.9%
8,463,402	Daily Assets Fund Institutional, 0.27% (cost $8,463,402)(b)(c)	$8,463,402
CASH EQUIVALENTS – 0.7%
2,134,470	Central Cash Management Fund, 0.11% (cost $2,134,470)(c)	2,134,470
	Total Investments – 103.0% (cost $221,845,331)**	303,038,398
	Other Assets and Liabilities, Net – (3.0%)	(8,838,985)
	NET ASSETS – 100.0%	$294,199,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $222,193,203. At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $80,845,195. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $92,274,728 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,429,533.

†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $8,097,231, which is 2.8% of net assets.

(a)  Value stated in U.S. dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$263,101,603	$—	$—	$263,101,603
Netherlands	29,338,923	—	—	29,338,923
Short-Term Instruments(d)	10,597,872	—	—	10,597,872
Total	$303,038,398	$—	$—	$303,038,398

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(d) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012